Investments In Subsidiaries - Schedule of Direct Investments (Details) - VEON Holdings B.V. [Member]			9 Months Ended		12 Months Ended
		Oct. 09, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	[1]
Schedule of Direct Investments [Line Items]
Country of incorporation			Netherlands		Ukraine	[1]
Nature of subsidiary	[1]				Operating
Equity interest		47.85%	100.00%		99.995%	[1]	99.995%

[1]	Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, the Company has full control over its subsidiaries in the Ukraine